UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                                                        FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number                 811-08249
                                                    --------------------------

                 Principal International Emerging Markets Fund, Inc.
-------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

                   711 High Street, Des Moines, IA 50392-2080
-------------------------------------------------------------------------------
(Address of principal executive offices)                       (Zip code)

      Princor Financial Services Corporation, Des Moines, IA 50392-2080
-------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                    -------------------

Date of fiscal year end:           October 31, 2005
                                   ---------------------------

Date of reporting period:          January 31, 2005
                                   ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

                            SCHEDULE OF INVESTMENTS
              PRINCIPAL INTERNATIONAL EMERGING MARKETS FUND, INC.

                          JANUARY 31, 2005 (UNAUDITED)

                                                Shares

                                                Held                            Value

-----------------------------------------------------------------------------------------------
COMMON STOCKS (91.53%)
AGRICULTURAL OPERATIONS (0.78%)
                                                                             $
 IOI Berhad                                               165,677                405,473
APPLICATIONS SOFTWARE (1.35%)
 Infosys Technologies                                      14,763                699,091
AUTO-CARS & LIGHT TRUCKS (1.71%)
 Hyundai Motor                                             12,270                696,357
 Proton Holdings                                           85,889                192,120
                                                                                 888,477
BREWERY (0.53%)
 Efes Breweries International /1/ /3/                       8,557                274,936
BUILDING & CONSTRUCTION-MISCELLANEOUS (2.14%)
 Enka Insaat ve Sanayi                                      9,212                123,471
 LG Engineering & Construction /1/                         20,550                573,116
 Orascom Construction Industries                           16,392                277,554
 Polimex-Mostostal Siedlce                                 15,031                136,652
                                                                               1,110,793
BUILDING PRODUCTS-CEMENT & AGGREGATE (2.02%)
 Akcansa Cimento                                           19,302                 76,601
 Cemex                                                     36,817                275,709
 Gujarat Ambuja Cements /1/                                42,469                436,996
 Siam Cement                                               37,380                259,799
                                                                               1,049,105
BUILDING-HEAVY CONSTRUCTION (0.50%)
 Empresas ICA Sociedad Controladora /1/                   687,200                260,985
CELLULAR TELECOMMUNICATIONS (4.42%)
 America Movil                                            242,727                641,386
 Far EasTone Telecommunications                           458,700                526,082
 Maxis Communications                                     195,034                487,585
 Mobile Telesystems                                         7,764                279,349
 Taiwan Cellular                                          346,000                358,774
                                                                               2,293,176
CIRCUIT BOARDS (0.98%)
 Unimicron Technology                                     743,000                511,287
COAL (0.39%)
 Yanzhou Coal Mining                                      144,132                204,190
COMMERCIAL BANKS (12.47%)
 ABSA Group                                                56,856                728,975
 Banco do Brasil                                           52,137                615,250
 Banco Santander Chile                                      8,100                262,035
 Bancolombia                                               22,083                307,395
 Bank Leumi Le-Israel                                     260,609                804,525
 Bank Mandiri Persero                                   2,379,000                503,520
 Bank of the Philippine Islands                           256,184                272,116
 BBVA Banco Frances                                        19,027                136,424
 Credicorp                                                 15,717                278,191
 E.Sun Financial Holding                                  514,275                410,450
 Finansbank /1/                                           143,816                323,061
 Hana Bank                                                 16,870                448,276
 Hansabank                                                 29,962                390,960
 OTP Bank                                                   6,377                206,337
 Siam Commercial Bank Public /2/                          192,300                248,105
                                                Shares

                                                Held                            Value

-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                             $
 Standard Bank Group                                       49,550                538,996
                                                                               6,474,616
COMPUTERS (1.67%)
 High Tech Computer                                       171,000                865,075
DISTRIBUTION-WHOLESALE (0.66%)
 Esprit Holdings                                           58,923                340,700
DIVERSIFIED FINANCIAL SERVICES (1.20%)
 Shinhan Financial Group                                   24,724                620,812
DIVERSIFIED MINERALS (1.14%)
 Antofagasta                                               25,638                589,457
DIVERSIFIED OPERATIONS (4.88%)
 Barloworld                                                16,769                292,008
 Bradespar /1/                                             22,737                780,187
 China Merchants Holdings International                   174,266                342,951
 Haci Omer Sabanci Holding                                152,687                645,961
 Imperial Holdings /1/                                     27,954                474,533
                                                                               2,535,640
ELECTRIC-GENERATION (1.11%)
 Electricity Generating                                   121,800                260,594
 National Thermal Power /1/                               159,574                315,822
                                                                                 576,416
ELECTRIC-INTEGRATED (1.19%)
 Korea Electric Power /1/                                  22,750                616,724
ELECTRONIC COMPONENTS-MISCELLANEOUS (6.69%)
 Asustek Computer                                         111,000                299,953
 Hon Hai Precision Industry                               185,000                813,825
 Samsung Electronics                                        4,887              2,358,913
                                                                               3,472,691
FINANCE-CONSUMER LOANS (0.53%)
 African Bank Investments                                  98,544                277,868
FINANCE-OTHER SERVICES (0.90%)
 Grupo Financiero Banorte                                  72,410                464,787
FOOD-MISCELLANEOUS/DIVERSIFIED (0.00%)
 Global Bio-Chem Technology Group - warrants
  /1/                                                      44,296                  1,789
GAS-DISTRIBUTION (0.69%)
 OAO Gazprom /3/                                           10,142                355,781
HOUSEWARES (0.08%)
 Turk Sise ve Cam Fabrikalari                              14,241                 43,294
IMPORT & EXPORT (0.62%)
 Testrite International                                   507,257                320,373
INDEPENDENT POWER PRODUCER (0.41%)
 YTL Power International                                  435,100                210,680
INTERNET SECURITY (1.18%)
 Check Point Software Technologies /1/                     25,282                613,847
LIFE & HEALTH INSURANCE (3.45%)
 Cathay Financial Holding                                 297,000                583,268
                                                Shares

                                                Held                            Value

-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (CONTINUED)
                                                                             $
 Metropolitan Holdings                                    200,095                339,201
 Sanlam                                                   179,860                380,671
 Shin Kong Financial Holding                              496,000                483,142
 Shin Kong Financial Holding-Rights /2/                    26,080                  5,736
                                                                               1,792,018
MEDICAL LABORATORY & TESTING SERVICE (0.52%)
 Diagnosticos da America /1/ /3/                            8,789                271,876
MISCELLANEOUS MANUFACTURERS (0.80%)
 Trakya Cam Sanayi                                        134,871                414,056
NON-FERROUS METALS (1.30%)
 Grupo Mexico                                             134,158                673,361
OIL COMPANY-EXPLORATION & PRODUCTION (1.22%)
 Oil & Natural Gas                                         15,217                285,447
 PTT Public /2/                                            72,401                345,482
                                                                                 630,929
OIL COMPANY-INTEGRATED (5.29%)
 China Petroleum & Chemical                             1,641,609                652,443
 LUKOIL                                                     4,177                514,189
 MOL Magyar Olaj-es Gazipari                                5,997                400,500
 Petroleo Brasileiro                                       21,868                888,934
 Thai Oil Holding /2/                                     215,406                290,485
                                                                               2,746,551
OIL REFINING & MARKETING (1.75%)
 Chennai Petroleum                                         53,770                266,849
 Polski Koncern Naftowy Orlen                              32,405                395,583
 SK                                                         4,650                247,123
                                                                                 909,555
PETROCHEMICALS (1.89%)
 Honam Petrochemical                                       14,610                676,719
 SINOPEC Shanghai Petrochemical                           831,210                303,715
                                                                                 980,434
POWER CONVERTER & SUPPLY EQUIPMENT (0.97%)
 Delta Electronics                                        307,000                501,618
PROPERTY & CASUALTY INSURANCE (1.01%)
 Samsung Fire & Marine Insurance                            6,730                525,012
REAL ESTATE OPERATOR & DEVELOPER (1.04%)
 China Overseas Land & Investment                       1,654,395                413,604
 IRSA Inversiones y Representaciones /1/                   10,280                125,827
                                                                                 539,431
RETAIL-APPAREL & SHOE (1.37%)
 Edgars Consolidated Stores                                14,144                710,998
RETAIL-AUTOMOBILE (0.76%)
 Astra International                                      361,927                396,833
RETAIL-CONSUMER ELECTRONICS (0.60%)
 Grupo Elektra                                              9,031                309,583
RETAIL-DISCOUNT (0.56%)
 Siam Makro /2/                                           199,560                292,405
                                                Shares

                                                Held                            Value

-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-HOME FURNISHINGS (1.14%)
                                                                             $
 JD Group                                                  54,431                591,542
RETAIL-HYPERMARKETS (0.48%)
 Controladora Comercial Mexicana                          225,365                247,727
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.59%)
 Foschini                                                  49,469                308,040
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.83%)
 Taiwan Semiconductor Manufacturing                       265,097                433,151
STEEL PRODUCERS (3.45%)
 China Steel                                              219,000                244,977
 Iscor                                                     49,522                482,420
 POSCO                                                     14,426                649,170
 Tata Iron & Steel                                         46,838                414,144
                                                                               1,790,711
TELECOMMUNICATION SERVICES (5.06%)
 China Telecom                                          1,391,445                517,339
 Indosat                                                  748,006                465,157
 Maroc Telecom /1/                                         17,162                173,968
 Orascom Telecom Holding /1/                               19,501                621,107
 SK Telecom                                                31,668                632,093
 Telekom Malaysia                                          74,100                214,500
                                                                               2,624,164
TELEPHONE-INTEGRATED (1.87%)
 Cia de Telecomunicaciones de Chile                        45,181                515,063
 Philippine Long Distance Telephone /1/                    17,687                457,630
                                                                                 972,693
TOBACCO (1.16%)
 Korea Tobacco & Ginseng                                    8,350                256,484
 PT Hanjaya Mandala Sampoerna                             425,425                345,780
                                                                                 602,264
TRANSPORT-MARINE (2.25%)
 China Shipping Development                               300,983                254,681
 Evergreen Marine                                             657                    628
 Great Eastern Shipping                                    63,068                243,358
 Malaysia International Shipping                           61,442                252,235
 Orient Overseas International                             70,786                265,905
 Precious Shipping /2/                                    131,074                148,716
                                                                               1,165,523
WIRE & CABLE PRODUCTS (0.83%)
 LG Cable /1/                                              18,210                430,612
WIRELESS EQUIPMENT (1.10%)
 Gemtek Technology                                        218,827                570,704
                                             TOTAL COMMON STOCKS              47,509,854

                                                Shares

                                                Held                            Value

-----------------------------------------------------------------------------------------------
PREFERRED STOCKS (5.78%)
COMMERCIAL BANKS (1.44%)
                                                                             $
 Banco Bradesco                                            30,132                745,676
DIVERSIFIED MINERALS (0.58%)
 Caemi Mineracao e Metalurgica                            330,464                304,151
FOOD-MEAT PRODUCTS (0.54%)
 Sadia                                                    146,279                280,994
PETROCHEMICALS (0.71%)
 Braskem                                                8,372,959                371,243
STEEL PRODUCERS (2.11%)
 Cia Siderurgica de Tubarao                             9,921,757                539,947
 Usinas Siderurgicas de Minas Gerais                       27,102                553,736
                                                                               1,093,683
TEXTILE-PRODUCTS (0.40%)
 Cia de Tecidos do Norte de Minas - Coteminas           1,989,886                207,082
                                          TOTAL PREFERRED STOCKS               3,002,829
                                                                             -----------

                            TOTAL PORTFOLIO INVESTMENTS (97.31%)              50,512,683
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES (2.69%)                 1,396,376
                                      TOTAL NET ASSETS (100.00%)             $51,909,059
                                                                             -------------

/1 //Non-income producing security./
/2 //Market value is determined in accordance with procedures established / /in good faith by the Board of Directors. At the end, the value of these / /securities totaled $1,330,929 or 2.56% of net assets. /
/3 //Security exempt from registration under Rule 144A of the Securities / /Act of 1933. These securities may be resold in transactions exempt / /from registration, normally to qualified institutional buyers. At the end / /of the period, the value of these securities totaled $902,593 or 1.74% / /of net assets./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 8,658,856
Unrealized Depreciation                         (266,807)
                                             -----------
Net Unrealized Appreciation (Depreciation)     8,392,049
Cost for federal income tax purposes         $42,120,634


The Fund's schedule of investments as of January 31, 2005 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.


ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal International Emerging Markets Fund, Inc.
                     -----------------------------------------------------------



By           /s/ Ralph C. Eucher
============ -------------------------------------------------------------------

         Ralph C. Eucher, President

Date         3/18/2005
             ---------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
             -------------------------------------------------------------------

         Ralph C. Eucher, President

Date         3/18/2005
             ---------------------------



By           /s/ Jill R. Brown
============ -------------------------------------------------------------------

         Jill R. Brown, Vice President and Chief Financial Officer

Date         3/18/2005
             ---------------------------